Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 4	$ 3,619	$ 12,269	$ 15,892
Adjusted balance, beginning of period, shares	36,496,998
Net income (loss)			(39,991)	(39,991)
Stock purchase agreement		15,000		15,000
Stock purchase agreement, shares	1,498,301
Exercise of stock options		706		$ 706
Exercise of stock options, shares	581,351			581,351	[1]
Reverse capitalization, net of transaction costs (See note 3)
Reverse capitalization, net of transaction costs (See note 3), shares	4,238,936
Cashless exercise of liability classified warrants		16,669		16,669
Cashless exercise of liability classified warrants, shares	457,142
Stock compensation expense		2,467		2,467
Balance at Dec. 31, 2022	$ 4	38,461	(27,722)	10,743
Balance, shares at Dec. 31, 2022	43,272,728
Net income (loss)			4,775	4,775
Exercise of stock options		93		93
Exercise of stock options, shares	36,009
Cashless exercise of liability classified warrants	$ 1	10,166		10,167
Cashless exercise of liability classified warrants, shares	2,348,294
Stock compensation expense		4,487		4,487
Common stock issued in public offering (ATM), net of costs		597		597
Common stock issued in public offering (ATM), net of costs, shares	73,500,000
Exercise of public warrants		747		747
Exercise of public warrants, shares	64,971,000
Balance at Mar. 31, 2023	$ 5	54,551	(22,947)	31,609
Balance, shares at Mar. 31, 2023	45,795,502
Balance at Dec. 31, 2022	$ 4	38,461	(27,722)	10,743
Balance, shares at Dec. 31, 2022	43,272,728
Net income (loss)			(13,817)	(13,817)
Exercise of stock options		586		$ 586
Exercise of stock options, shares	917,662			917,662	[1]
Cashless exercise of liability classified warrants	$ 1	13,245		$ 13,245
Cashless exercise of liability classified warrants, shares	3,069,323
Stock compensation expense		6,710		6,710
Common stock issued in public offering (ATM), net of costs		1,273		1,273
Common stock issued in public offering (ATM), net of costs, shares	588,500,000
Common stock issued in public offering, net of costs	$ 1	7,877		7,878
Common stock issued in public offering, net of costs, shares	11,405,000,000
Exercise of public warrants		747		$ 747
Exercise of public warrants, shares	64,971,000			64,971
Exercise of investor warrants		546		$ 546
Exercise of investor warrants, shares	273,100,000
Shares issued for vested restricted stock units
Shares issued for vested restricted stock units, shares	641,998
Balance at Dec. 31, 2023	$ 6	69,445	(41,539)	27,912
Balance, shares at Dec. 31, 2023	60,260,282
Net income (loss)			(10,367)	$ (10,367)
Exercise of stock options, shares
Stock compensation expense		266		$ 266
Exercise of public warrants, shares				0
Balance at Mar. 31, 2024	$ 6	$ 69,711	$ (51,906)	$ 17,811
Balance, shares at Mar. 31, 2024	60,260,282

[1]	Number of options and weighted average exercise price prior to the merger has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.